LONG-TERM DEBT (10K) - Long-term debt (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Debt Instrument [Line Items]
Long-term debt		$ 2,205	$ 2,332
Less current portion	$ 786	629	478
Long-term debt, less current portion	$ 1,239	1,576	1,854
Assignment Of Quickstart Leases
Debt Instrument [Line Items]
Long-term debt		1,600	1,994
Capital Lease Obligations
Debt Instrument [Line Items]
Long-term debt		$ 605	$ 338